LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets

($ millions)	Terminals	Rail	Buildings	Land & Other	Total
Balance at January 1, 2022	168	177	143	93	581
Additions and adjustments	26	—	1	(10)	17
Disposals and other	—	2	—	—	2
Depreciation	(18)	(37)	(17)	(10)	(82)
Balance at December 31, 2022	176	142	127	73	518
Additions and adjustments	—	39	1	40	80
Depreciation	(18)	(35)	(15)	(7)	(75)
Balance at December 31, 2023	158	146	113	106	523

Disclosure of maturity analysis of finance lease payments receivable

As at December 31	2023		2022
($ millions)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Less than one year	208	39	213	40
One to two years	180	32	193	42
Two to three years	167	31	170	32
Three to four years	158	31	168	32
Four to five years	147	31	162	31
More than five years	687	326	834	294
Total undiscounted lease receipts	1,547	490	1,740	471
Unearned finance income on lease receipts		(266)		(256)
Discounted unguaranteed residual value		19		16
Finance lease receivable		243		231
Less current portion(1)		(13)		(12)
Total non-current		230		219
(1)    Included in trade receivables and other on the Consolidated Statement of Financial Position.

Disclosure of maturity analysis of operating lease payments

As at December 31	2023		2022
($ millions)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Less than one year	208	39	213	40
One to two years	180	32	193	42
Two to three years	167	31	170	32
Three to four years	158	31	168	32
Four to five years	147	31	162	31
More than five years	687	326	834	294
Total undiscounted lease receipts	1,547	490	1,740	471
Unearned finance income on lease receipts		(266)		(256)
Discounted unguaranteed residual value		19		16
Finance lease receivable		243		231
Less current portion(1)		(13)		(12)
Total non-current		230		219
(1)    Included in trade receivables and other on the Consolidated Statement of Financial Position.